Commitments and contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	Commitments and contingencies

Commitments

As of June 30, 2012, the Company had commitments under non-cancelable operating leases for office facilities, contracts for marketing expenses and acquisition agreement for Yuanbo Education Group. Future payments at June 30, 2012, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2013	8,328,732	5,005,671	13,334,403	2,098,914
2014	7,508,857	5,182,187	12,691,044	1,997,646
2015	5,560,947	3,213,363	8,774,310	1,381,129
2016	5,404,217	2,899,432	8,303,649	1,307,044
2017	5,035,059	5,212,136	10,247,195	1,612,969
Thereafter	34,634,211	85,599,618	120,233,829	18,925,520

	66,472,023	107,112,407	173,584,430	27,323,222

The Group incurred rental expenses under operating leases of RMB7,152,204, RMB7,949,877 and RMB8,405,919 (US$1,323,142) for the years ended June 30, 2010, 2011 and 2012, respectively.

Other contingency

The Group has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to RMB2,399,976 and RMB2,711,985 (US$426,883) as of June 30, 2011 and 2012, respectively. However, accrual for the penalties that may be imposed by the relevant PRC government authorities has not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any penalty at all. Should the PRC government decide to assess penalty, the amount is estimated to be approximately RMB3,318,000 and RMB1,181,265 (US$185,938) as of June 30, 2011 and 2012, respectively.